CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Group’s revenue
Customer A	*	49%	45%
Customer B	51%	13%	*
Total	51%	62%	45%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2023	2024
Percentage of the Group’s accounts receivable
Customer C	*	26%
Customer B	11%	*
Total	11%	26%

*	Represent percentage less than 10%